Schedule of Investments (unaudited) November 30, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
City of Birmingham Alabama, GO, CAB, Series A-1, 5.00%, 03/01/45	$1,165	$1,362,246

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Series A, 5.50%, 10/01/41	1,070	1,110,400

Arizona(a) — 1.3%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39	725	761,004
Series A, 5.00%, 07/01/39	610	628,965
Series A, 5.00%, 07/01/49	690	702,675
Series A, 5.00%, 07/01/54	530	537,235
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47	1,065	1,077,556
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	595	611,969
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39	255	283,366
5.00%, 07/01/54	590	637,100

		5,239,870

California — 12.2%
California Health Facilities Financing Authority, Refunding RB, Sub-Series A-2, 5.00%, 11/01/47	1,465	2,286,689
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(b)	10,100	13,299,882
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	1,415	1,618,788
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	1,620	1,708,193
California Statewide Communities Development Authority, Refunding RB, 4.00%, 03/01/48	3,175	3,535,743
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	2,060	2,124,272
Series A-2, 5.00%, 06/01/47	565	582,798
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(c)	1,580	1,726,434
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	3,700	4,210,045
San Diego Unified School District, GO, CAB(d)
Series C, 0.00%, 07/01/38	2,000	1,415,360
Series G, 0.00%, 01/01/24(b)	3,425	1,760,035
Series K-2, 0.00%, 07/01/38	1,745	1,006,307
Series K-2, 0.00%, 07/01/39	2,115	1,167,438
Series K-2, 0.00%, 07/01/40	2,715	1,435,882
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	1,400	1,222,774
State of California, GO, 5.00%, 04/01/42	3,000	3,170,220

Security	Par (000)	Value

California (continued)
State of California, Refunding GO, 5.00%, 10/01/41	$1,100	$1,139,644
Yosemite Community College District, GO, Series D, 0.00%, 08/01/37(d)	10,000	7,197,000

		50,607,504

Colorado — 0.6%
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,437,862
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(a)	1,055	1,091,144

		2,529,006

Connecticut — 0.7%
State of Connecticut, Refunding GO, Series E, 5.00%, 09/15/37	2,280	2,843,274

Delaware — 0.7%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	768,013
Series A, 5.00%, 07/01/48	2,110	2,050,013

		2,818,026

District of Columbia — 2.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,500	9,771,985

Florida — 4.6%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	1,795	1,983,834
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	615	622,577
County of Miami-Dade Seaport Department, ARB, Series A, 6.00%, 10/01/38	2,770	3,139,878
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(a)	340	372,922
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,910	4,418,183
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	685	806,012
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	630	698,279
5.00%, 08/01/47	1,845	2,025,460
Preserve at South Branch Community Development District, SAB
4.00%, 11/01/39	300	304,674
4.00%, 11/01/50	500	496,810
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,340	1,505,048
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	2,000	2,083,260
Westside Community Development District, Refunding SAB(a)
4.10%, 05/01/37	260	273,231
4.13%, 05/01/38	260	272,797

		19,002,965

Georgia — 2.8%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series C, 6.00%, 01/01/30	7,500	7,534,125

SCHEDULES OF INVESTMENT	1

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	$545	$636,527
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	315	336,058
Series A, 4.00%, 12/01/48	410	449,745
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	595	842,978
Series A, 5.00%, 05/15/43	775	931,434
Private Colleges & Universities Authority, RB
5.00%, 04/01/33	155	174,527
5.00%, 04/01/44	595	655,583

		11,560,977

Illinois — 15.1%
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	3,936,240
Chicago O’Hare International Airport, Refunding RB, Series D, Senior Lien, 5.25%, 01/01/34	9,800	10,707,970
Chicago Transit Authority Sales Tax Receipts Fund, RB
5.25%, 12/01/21(b)	650	682,604
5.25%, 12/01/49	3,500	4,006,765
Cook County Community College District No.508, GO
5.13%, 12/01/38	7,700	8,126,965
5.50%, 12/01/38	1,000	1,072,890
Cook County Forest Preserve District, Refunding GO, Series B, 5.00%, 12/15/37	210	223,335
County of Will Illinois, GO, 5.00%, 11/15/45	1,400	1,625,680
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	565	560,344
Series A, 5.00%, 02/15/50	310	305,083
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,815	3,186,073
Series B, 4.00%, 08/15/41	900	999,999
Series C, 4.13%, 08/15/37	3,130	3,420,746
Series C, 5.00%, 08/15/44	390	439,175
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	8,165,524
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	732,558
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	515	531,274
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	710	730,505
State of Illinois, GO
5.25%, 07/01/29	8,345	8,831,430
5.50%, 07/01/33	880	920,691
5.50%, 07/01/38	1,475	1,522,952
5.50%, 05/01/39	1,840	2,042,971

		62,771,774

Indiana — 0.3%
Indiana Finance Authority, RB, Series A, 1st Lien, 5.25%, 10/01/38	1,100	1,142,284

Iowa — 0.8%
Iowa Finance Authority, RB, 5.50%, 07/01/33	3,000	3,359,610

Security	Par (000)	Value

Maryland — 1.7%
County of Montgomery Maryland, RB, 4.00%, 12/01/44	$1,810	$1,961,787
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	500	540,555
Maryland Health & Higher Educational Facilities Authority, RB, 4.00%, 07/01/48	4,000	4,463,920

		6,966,262

Massachusetts — 2.9%
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	2,595	2,945,766
5.00%, 10/01/48	1,970	1,910,979
Series A, 5.00%, 01/01/47	2,370	2,650,276
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/37	190	214,885
5.00%, 09/01/43	1,750	2,015,965
Series A, 4.00%, 06/01/49	185	201,104
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	535,217
Massachusetts School Building Authority, RB, Series A, 5.00%, 05/15/23(b)	1,395	1,558,299

		12,032,491

Michigan — 6.7%
Michigan Finance Authority, RB, 5.00%, 11/01/44	3,640	4,176,136
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(b)	9,050	9,485,120
5.00%, 11/15/41	2,235	2,637,725
Michigan State Building Authority, Refunding RB(b)
Series I-A, 5.38%, 10/15/21	2,800	2,926,328
Series II-A, 5.38%, 10/15/21	1,500	1,567,680
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	500	632,180
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.80%, 10/01/38	3,965	4,423,711
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	1,560	1,748,698
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/39	430	477,188

		28,074,766

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	1,315	1,569,676

Nebraska — 1.6%
Central Plains Energy Project, RB, 5.25%, 09/01/37	6,345	6,861,991

Nevada — 0.7%
City of Las Vegas NV Special Improvement District No 611 Special Assessment
4.00%, 06/01/40	450	464,355
4.13%, 06/01/50	1,150	1,170,734
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	360	389,920

2

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Tahoe-Douglas Visitors Authority, RB (continued)
5.00%, 07/01/45	$450	$483,187
5.00%, 07/01/51	480	513,581

		3,021,777

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, 3.63%, 07/01/43(a)(e)	550	558,184

New Jersey — 9.6%
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	375	423,386
Series WW, 5.25%, 06/15/25(b)	20	24,470
Series WW, 5.25%, 06/15/33	170	192,418
Series WW, 5.00%, 06/15/34	225	250,812
Series WW, 5.00%, 06/15/36	1,395	1,553,012
Series WW, 5.25%, 06/15/40	380	425,114
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	993,175
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	1,605	1,813,843
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(b)	3,000	3,085,290
Series AA, 5.25%, 06/15/33	1,660	1,795,307
Series AA, 5.00%, 06/15/36	5,070	5,416,686
Series AA, 5.00%, 06/15/38	945	1,030,286
Series AA, 5.50%, 06/15/39	3,785	4,097,641
Series B, 5.25%, 06/15/36	5,000	5,107,500
Series D, 5.00%, 06/15/32	900	1,000,908
Series S, 5.25%, 06/15/43	2,150	2,542,869
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(d)	5,845	3,334,222
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	340	400,020
South Jersey Port Corp., RB, Series A, 5.00%, 01/01/49	720	807,523
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,750	2,151,380
Series A, 5.25%, 06/01/46	1,725	2,073,088
Sub-Series B, 5.00%, 06/01/46	1,130	1,303,353

		39,822,303

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	220	229,687
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	405	469,318

		699,005

New York — 3.1%
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/21(b)	480	485,400
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.25%, 11/15/55	1,135	1,324,012
Series C-1, 5.00%, 11/15/56	1,690	1,849,232
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	1,650	1,790,498

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, Refunding RB, Series BB, 4.00%, 06/15/47	$2,855	$3,033,437
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	1,240	1,289,178
State of New York Mortgage Agency, Refunding RB, Series 211, 3.75%, 10/01/43	2,810	3,075,376

		12,847,133

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 3.00%, 06/01/48	3,495	3,556,512
Series B-2, Class 2, 5.00%, 06/01/55	5,455	6,114,073
County of Lucas Ohio, Refunding RB, Series A, 6.50%, 11/15/21(b)	610	646,405
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	2,645	2,823,326
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	780	858,881
Series A-1, Junior Lien, 5.25%, 02/15/33	1,095	1,204,708
State of Ohio, Refunding RB, Series A, 5.00%, 01/15/41	2,500	2,601,550

		17,805,455

Oregon — 0.4%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	1,115	607,976
Washington & Multnomah Counties School District No. 48J Beaverton, GO, CAB, Series D, (GTD), 5.00%, 06/15/36	945	1,184,699

		1,792,675

Pennsylvania — 5.0%
Commonwealth Financing Authority, RB
5.00%, 06/01/33	790	988,574
5.00%, 06/01/34	1,750	2,178,925
(AGM), 4.00%, 06/01/39	3,230	3,717,084
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	1,145	1,239,279
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	4,245	4,771,805
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	804,046
Series A-1, 5.00%, 12/01/41	2,730	3,217,414
Series B, 5.00%, 12/01/40	1,060	1,242,511
Series C, 5.50%, 12/01/23(b)	630	729,338
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/35	860	1,046,354
Series A-1, 5.00%, 12/01/40	850	988,448

		20,923,778

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,112	5,536,194
Series A-1, Restructured, 5.00%, 07/01/58	6,950	7,644,444
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,798,125

SCHEDULES OF INVESTMENT	3

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$349	$377,681
Series B-1, Restructured, 4.75%, 07/01/53	536	580,815
Series B-2, Restructured, 4.78%, 07/01/58	520	563,872
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	6,308	1,887,606

		18,388,737

Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	6,170,819

South Carolina — 5.0%
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	1,095	1,051,857
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, (AGM), 6.50%, 08/01/21(b)	260	271,141
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	6,960	7,934,748
Series E, 5.50%, 12/01/53	1,610	1,801,703
South Carolina Public Service Authority, Refunding RB Series B, 5.00%, 12/01/38	2,360	2,636,120
Series B, (AGM-CR), 5.00%, 12/01/56	2,845	3,411,496
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,861,025

		20,968,090

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	1,760	1,981,760

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	41,033

Texas — 14.8%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	615	677,576
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(d)	10,030	8,850,271
County of Harris Texas, Refunding GO(d) (NPFGC), 0.00%, 08/15/25	7,485	7,282,381
(NPFGC), 0.00%, 08/15/28	10,915	10,128,793
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	1,090	1,229,793
Grand Parkway Transportation Corp., RB, CAB, Series B, 5.80%, 10/01/46(c)	2,365	2,688,130
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	5,965	2,546,816
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,207,545
Harris County-Houston Sports Authority, Refunding RB, CAB(d)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,595,672
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,585,475
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/38(d)	3,775	1,867,002
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(d)	2,340	1,331,109

Security	Par (000)	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	$580	$596,872
North Texas Tollway Authority, RB, Series A, 6.00%, 09/01/21(b)	1,000	1,043,050
North Texas Tollway Authority, RB, CAB(b)
Series B, 0.00%, 09/01/31(d)	1,975	1,077,580
Series C, 6.75%, 09/01/31(c)	2,500	3,847,450
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	385	417,675
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	3,155	3,320,574
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	360,126
Texas Municipal Gas Acquisition & Supply Corp. III, RB
5.00%, 12/15/31	2,105	2,272,516
5.00%, 12/15/32	2,540	2,742,209

		61,668,615

Utah — 0.8%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/43	2,100	2,598,456
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49(a)	235	241,608
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(a)	450	469,341

		3,309,405

Virginia — 0.8%
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	1,375	1,523,527
4.00%, 09/01/48	885	918,825
Virginia Housing Development Authority, RB, M/F Housing, Series B, 4.00%, 06/01/53	895	981,466

		3,423,818

Washington — 0.9%
Washington Health Care Facilities Authority, RB, Series B, 5.00%, 08/15/44	2,000	2,129,600
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(a)	1,400	1,519,224

		3,648,824

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	3,349,449

Wisconsin — 2.7%
Public Finance Authority, RB(a)
Series A, 5.00%, 07/15/39	120	127,034
Series A, 5.00%, 10/15/40	1,260	1,348,943
Series A, 5.00%, 07/15/49	455	473,373
Series A, 5.00%, 07/15/54	215	222,370
Series A, 5.00%, 07/01/55	395	407,996
Series A-1, 4.50%, 01/01/35	685	699,111
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(a)	375	377,768

4

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	$1,895	$2,365,813
Sereis C, 4.00%, 02/15/42	5,000	5,452,900

		11,475,308

Total Municipal Bonds — 110.9% (Cost: $408,974,239)		461,521,275

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 1.8%
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(g)	3,432	4,315,624
Visalia Unified School District, COP, Series D, (AGM), 4.00%, 05/01/48	3,078	3,092,141

		7,407,765

Colorado — 1.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44(g)	4,605	5,675,156

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,561	1,835,438

Florida — 1.4%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,885,140
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(b)	1,950	2,094,944

		5,980,084

Illinois — 4.5%
Illinois Finance Authority, RB, Series A, (AGM), 6.00%, 08/15/41	2,400	2,484,456
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	7,714	8,371,441
Series A, 5.00%, 01/01/40	3,045	3,542,461
Series B, 5.00%, 01/01/40	1,170	1,375,931
Series C, 5.00%, 01/01/38	2,658	3,066,785

		18,841,074

Kansas — 1.7%
Wyandotte County Unified School District No. 500 Kansas City, GO, Series A, 5.50%, 09/01/26(b)	5,363	6,921,857

Maryland — 0.9%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/41	3,139	3,739,233

Massachusetts — 4.7%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,879,435
Massachusetts Development Finance Agency, RB, 4.00%, 09/01/49	5,500	5,634,970
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/35	7,070	8,212,229
Massachusetts School Building Authority, RB, Series B, 5.00%, 11/15/46(g)	3,300	4,002,834

		19,729,468

Security	Par (000)	Value

Michigan — 4.3%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	$2,221	$2,547,509
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	960	1,141,402
Michigan State Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	12,615	14,200,075

		17,888,986

Nevada — 1.1%
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/46	3,900	4,646,382

New Jersey — 0.8%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	920	1,088,194
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	2,001	2,073,390

		3,161,584

New York — 11.1%
City of New York Water & Sewer System, RB, Series CC, 5.00%, 06/15/47	6,240	6,929,578
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	3,850	4,145,680
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/30	12,500	13,584,875
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35	1,845	2,130,422
Series FF, 5.00%, 06/15/39	8,355	9,926,659
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/43	5,720	6,234,228
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	3,061,414

		46,012,856

North Carolina — 1.4%
Durham Capital Financing Corp, Refunding RB, 4.00%, 06/01/23(b)	5,125	5,606,955

Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	6,034,824
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,184,434

		7,219,258

Texas — 6.2%
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/48	7,001	8,463,481
Houston Community College System, GO, 4.00%, 02/15/43	7,002	7,496,994
San Antonio Water System, Refunding RB, Series C, Junior Lien, 5.00%, 05/15/46	3,750	4,557,563
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38	719	789,262
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,920	4,662,879

		25,970,179

SCHEDULES OF INVESTMENT	5

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.00%, 07/01/48	$1,996	$2,422,731
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	4,305	4,874,724

		7,297,455

Washington — 2.9%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	3,210	4,167,543
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	7,002	7,900,139

		12,067,682

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	3,520	3,771,821

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.0% (Cost: $190,719,825)		203,773,233

Total Long-Term Investments — 159.9% (Cost: $599,694,064)		665,294,508

	Shares

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	1,696,528	1,696,698

Total Short-Term Securities — 0.4% (Cost: $1,696,698)		1,696,698

Total Investments — 160.3% (Cost: $601,390,762)		666,991,206

Other Assets Less Liabilities — 1.7%		6,761,076

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.0)%		(120,494,719)

VMTP Shares at Liquidation Value — (33.0)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$416,057,563

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to August 1, 2027, is $9,680,474.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$466,483	$1,230,393	(a)	$—	$(178)	$—	$1,696,698	1,696,528	$46	$—

(a)	Represents net amount purchased (sold).

6

Schedule of Investments (unaudited) (continued) November 30, 2020	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$461,521,275	$—	$461,521,275
Municipal Bonds Transferred to Tender Option Bond Trusts	—	203,773,233	—	203,773,233
Short-Term Securities
Money Market Funds	1,696,698	—	—	1,696,698

	$1,696,698	$665,294,508	$—	$666,991,206

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(120,445,832)	$—	$(120,445,832)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(257,645,832)	$—	$(257,645,832)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

Portfolio Abbreviation (continued)

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

SCHEDULES OF INVESTMENT	7